Summary of Significant Accounting Policies - Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy (Details)	Jun. 30, 2025	Apr. 25, 2025
Risk-free interest rate [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Fair Value, unobservable inputs	1.9	1.98
Share price [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Fair Value, unobservable inputs	1.94	3.88
Probability [Member] | Minimum [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Fair Value, unobservable inputs	30	30
Probability [Member] | Maximum [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Fair Value, unobservable inputs	40	40